Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life	Estimated useful lives are as follows:
Estimated useful life
Furniture, fixtures and equipment	3-5 years
Vehicles	4-10 years

Schedule of Estimated Economic Useful Lives of the Intangible Assets	Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful life
Patents	5 years
Software copyright	5 years

Schedule of Disaggregation of the Company’s Revenues from Continuing Operations

The following table identifies the disaggregation of the Group’s revenues from continuing operations for the years ended September 30, 2023, 2024 and 2025, respectively:

	Year Ended September 30,
	2023	2024	2025
Battery cells and packs segment	$8,001,323	$16,318,839	$18,781,695
Sales of products	8,001,323	16,318,839	18,781,695
Electronic control system	834,148	1,401,783	1,069,278
Sales of products	834,148	1,401,783	1,069,278
Others	327,630	501,538	635,094
Sales of products	-	97,495	53,408
Maintenance services	184,029	395,246	581,686
Other services	143,601	8,797	-
Net revenues	$9,163,101	$18,222,160	$20,486,067